Cover	12 Months Ended
Dec. 31, 2022
Cover [Abstract]
Document Type	F-1/A
Amendment Flag	true
Amendment Description	AMENDMENT NO. 3
Entity Registrant Name	ANGKASA-X HOLDINGS CORP.
Entity Central Index Key	0001903709
Entity Incorporation, State or Country Code	D8
Entity Address, Address Line One	Tower A, Ave 3
Entity Address, Address Line Two	Vertical Business Suite
Entity Address, Address Line Three	Jalan Kerinchi Bangsar South
Entity Address, City or Town	Kuala Lumpur
Entity Address, Country	MY
Entity Address, Postal Zip Code	59200
City Area Code	603
Local Phone Number	2242 1288
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false